PROVISION FOR PENSION AND POST-RETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2025
Disclosure of employee benefits [Abstract]
PROVISION FOR PENSION AND POST-RETIREMENT BENEFITS

	US Dollars
Figures in millions	2025	2024	2023

Defined benefit plans
The retirement schemes consist of the following:
Post-retirement medical scheme for AngloGold Ashanti's South African employees	56	52	59
Other defined benefit plans	5	5	5
	61	57	64
Post-retirement medical scheme for AngloGold Ashanti's South African employees
The provision for post-retirement medical funding represents the provision for healthcare benefits for employees and retired employees and their registered dependents.
The post-retirement benefit costs are assessed in accordance with the advice of independent professionally qualified actuaries. The actuarial method used is the projected unit credit funding method. The last valuation was performed as at 31 December 2025.

Information with respect to the defined benefit liability is as follows:
Benefit obligation
Balance at beginning of year	52	59	66
Interest cost	5	6	6
Benefits paid	(6)	(6)	(6)
Actuarial gain	(1)	(6)	(2)
Translation	6	(1)	(5)
Balance at end of year	56	52	59

Assumptions
Assumptions used to determine benefit obligations at the end of the year are as follows:
Discount rate	8.05%	9.92%	10.77%
Expected increase in healthcare costs	4.92%	6.86%	7.37%

Assumed healthcare cost trend rates have a significant effect on the amounts reported for healthcare plans. A 1% point change in assumed healthcare cost trend rates would have the following effect:
Effect on post-retirement benefit obligation – 1% point increase	4	3	4
Effect on post-retirement benefit obligation – 1% point decrease	(3)	(3)	(3)

The Company purchased annuities to partly meet its obligations to pay medical aid contributions. The annuities are payable monthly and cover 100% of the medical aid contributions payable to retired members.

Reimbursive right for post-retirement benefits
Balance at the beginning of the year	49	35	12
Premiums paid	—	20	21
Benefits paid	(6)	(6)	(6)
Interest income	5	4	2
Actuarial loss	(4)	(2)	7
Translation	7	(2)	(1)
Balance at end of year	51	49	35

The fair value of the right of reimbursement has been determined as the present value of expected future annuity payments payable by the insurer in respect of continuation members. The future annuity payments make appropriate allowance for future increases in line with CPI. The main inputs used in the valuation model are healthcare cost inflation of
3.67% (2024:5.61%), demographic assumptions and medical aid contribution increases of
4.92% (2024: 6.86%). This is considered a level 3 fair value input.

	US Dollars
Figures in millions	2025	2024	2023

Cash flows

Estimated future benefit payments
The following medical benefit payments, which reflect the expected future service, as appropriate, are expected to be paid through the purchased annuities:
2026	7	6	8
2027	7	6	8
2028	6	6	8
2029	6	6	7
2030	6	6	7
Thereafter	24	22	26

Accounting policies
Post-employment benefit obligations
Some Group companies provide post-retirement healthcare benefits to their retirees. The entitlement to these benefits is usually conditional on the employee remaining in service up to retirement age and completion of a minimum service period. The expected costs of these benefits are accrued over the period of employment using an accounting methodology on the same basis as that used for defined benefit pension plans.
Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are recorded in other comprehensive income immediately. These obligations are valued annually by independent qualified actuaries.
The determination of the Group's obligation and expense for post-retirement liabilities, including the Group’s reimbursive asset relating to annuities purchased to fund the obligation, depends on the selection of certain assumptions used by actuaries to calculate amounts. These assumptions include, among others, the discount rate, healthcare inflation costs, rates of increase in compensation costs and the number of employees who reach retirement age before the mine reaches the end of its life. While AngloGold Ashanti believes that these assumptions are appropriate, significant changes in the assumptions may materially affect post-retirement obligations as well as future expenses, which may result in an impact on earnings in the periods that the changes in these assumptions occur.
Some of these obligations are funded with a purchased insurance policy to which the Group contributes premiums to. As this insurance policy does not meet the definition of a qualifying insurance policy the Group recognises its right to reimbursement under the insurance policy as a separate asset measured at fair value, similar to a defined benefit plan asset. Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are recorded in other comprehensive income immediately. These assets are valued annually by independent qualified actuaries.